Derivative Instruments- Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	$ (35.2)		$ 17.8		$ (16.4)
Fair value hedges of securities
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(20.6)		14.1		(3.3)
Fair value hedges of deposits and long-term debt
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(14.6)		3.7		(14.8)
Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	0.1		(0.1)		0.1
Other
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	$ (0.1)	[1]	$ 0.1	[1]	$ 1.6	[1]

[1]	Includes ineffectiveness recorded on foreign exchange hedges.